Business Acquisitions and Disposal - Schedule of Deconsolidation of Entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022
Holu Hou Energy LLC [Member]
Schedule of Deconsolidation of Entity [Line Items]
The fair value of the consideration received
Carrying value of non-controlling interest prior to the deconsolidation		1,926
Less: Net assets of HHE derecognized on deconsolidation		7,317
Loss from deconsolidation		(5,391)
Derecognition of contingent liabilities recognized during the acquisition		1,781
Net loss on deconsolidation		$ (3,610)
Targeted Business [Member]
Schedule of Deconsolidation of Entity [Line Items]
The fair value of the consideration received	$ 26,451
Less: Net assets of Targeted Business on disposal	5,168
Net gain on disposal	$ 21,283